Convertible Notes- Summary of Carrying Value of Convertible Notes (Details) - Unsecured Convertible Notes - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Convertible note principal and accrued interest	$ 2,241	$ 1,268
Less: unamortized discount for issuance costs	(18)	(14)
Less: unamortized discount related to derivative liability	(670)	(532)
Net carrying value, convertible notes	$ 1,553	$ 722